LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON TAX-FREE INCOME FUND

SUPPLEMENT DATED APRIL 8, 2011

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

Disclosure of Portfolio Holdings

The following text replaces the section titled “Disclosure of Portfolio Holdings” of each fund’s Statement of Additional Information:

The Board has adopted policies and procedures developed by the manager with respect to the disclosure of a fund’s portfolio securities and any ongoing arrangements to make available information about the fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund’s portfolio holdings is in the best interests of the fund’s shareholders. As a consequence, any conflicts of interest between the interests of a fund’s shareholders and those of the manager, the distributor or their affiliates in connection with the disclosure of portfolio holdings information would be addressed in a manner that places the interests of fund shareholders first.

The policy provides that information regarding a fund’s portfolio holdings may be shared with the manager/adviser/subadvisers and other affiliated parties involved in the management, administration or operations of the fund (referred to as fund-affiliated personnel).

Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel: (i) upon the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings are not made until 15 calendar days following the end of the period covered by the Form N-Q or Form N-CSR or (ii) no sooner than 15 days after month end, provided that such information has been made available through public disclosure at least one day previously. Typically, public disclosure is achieved by required filings with the SEC and/or posting the information to Legg Mason’s or the fund’s Internet site that is accessible by the public, or through public release by a third party vendor.

The policy also permits the release of limited portfolio holdings information to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel in other circumstances, including:

1. A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2. A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5. A fund’s sector weightings, yield and duration (if applicable), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6. A small number of a fund’s portfolio holdings (including information that the fund no longer holds a particular holding) may be released, but only if the release of the information could not reasonably be seen to interfere with current or future purchase or sales activities of the fund and is not contrary to law.

7. A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, a fund may release portfolio holdings information on a regular basis to a custodian, sub-custodian, fund accounting agent, proxy voting provider, rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. A fund may enter into other ongoing arrangements for the release of portfolio holdings information for a legitimate business purpose with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the funds, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by the Board.

The approval of the respective fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy. Any exceptions from the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions from the policy are reported annually to the Board.

Each fund intends to disclose its complete portfolio holdings 14 calendar days after quarter-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund).

Set forth below is a list, as of April 8, 2011, of those parties who are authorized to have ongoing arrangements with each fund that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination
State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None
A.S.A.P. Advisor Services, Inc.	Quarterly	Sent 8-10 Days after Quarter-End
Bloomberg L.P.	Quarterly	Sent 6 Business Days after Quarter-End
Lipper Analytical Services Corp.	Quarterly	Sent 6 Business Days after Quarter-End
Morningstar	Quarterly	Sent 8-10 Days after Quarter-End
Thomson/Vestek	Daily	None
FactSet	Daily	None
The Bank of New York Mellon	Daily	None
Thomson	Semi-annually	None
SunGard/Protegent (formerly Dataware)	Daily	None
ITG	Daily	None
Investment Company Institute	Monthly	Sent 5 Days after Month End

Recipient	Frequency	Delay before dissemination
Institutional Shareholder Services, Inc. (Proxy Voting Services)	As necessary	None
The Northern Trust Company	As necessary	None
Middle Office Solutions, LLC	Daily	None

Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination
Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan Associates, Inc.	Quarterly	Sent 8-10 Days after Quarter-End
Mercer LLC	Quarterly	Sent 8-10 Days after Quarter-End
eVestment Alliance	Quarterly	Sent 8-10 Days after Quarter-End
Rogerscasey	Quarterly	Sent 8-10 Days after Quarter-End
Cambridge Associates LLC	Quarterly	Sent 8-10 Days after Quarter-End
Wilshire Associates Inc.	Quarterly	Sent 8-10 Days after Quarter-End
Informa Investment Solutions	Quarterly	Sent 8-10 Days after Quarter-End
Prima Capital	Quarterly	Sent 8-10 Days after Quarter-End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-End
Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-End
Quantitative Services Group	Daily	None
Deutsche Bank	Monthly	6-8 Business Days
Fitch	Monthly	6-8 Business Days
Liberty Hampshire	Weekly and Month-End	None
SunTrust	Weekly and Month-End	None
S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day
Moody’s (Rating Agency)	Monthly	6-8 Business Days
Electra Information Systems	Daily	None
Cabot Research	Weekly	None
Goldman Sachs	Daily	None
Chicago Mercantile Exchange	Daily	None
Canterbury Consulting	Quarterly	Sent 8-10 Days after Quarter-End
Broadridge	Daily	None
DST Global Solutions Limited	Monthly	Sent 6 Business Days after Month-End
Interactive Data Corp.	Daily	None
Citigroup Global Markets Inc.	Daily	None

Recipient	Frequency	Delay before dissemination
Glass Lewis & Co.	Daily	None
Fidelity	Quarterly	5 Business Days

The funds’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, a fund’s manager or adviser may manage accounts other than a fund that have investment objectives and strategies similar to those of the fund. Because these accounts, including a fund, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the manager or adviser may be able to infer the portfolio holdings of the fund from the portfolio holdings in that investor’s account.

Director/Trustee Information

Effective February 25, 2011, R. Jay Gerken serves as President and Director/Trustee of each fund. Any disclosure regarding David Odenath in a fund’s Statement of Additional Information is deleted.

The following row is added to the table listing the Interested Directors/Trustees of the funds in the section of each fund’s Statement of Additional Information titled “Management of the Fund(s)” (this information supersedes the information regarding R. Jay Gerken that appears in the table listing the Executive Officers of the funds found in the same section):

INTERESTED DIRECTORS/TRUSTEES:

Name, (Year of Birth) and Position with Corporation/ Trust	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Director/ Trustee	Other Board Memberships Held by Director/Trustee During the Past Five Years	Principal Occupation(s) During the Past Five Years
Gerken, R. Jay (1951) President and Director/Trustee	Since 2011	President and Director/Trustee of all Legg Mason Funds consisting of 17 portfolios; Director/Trustee of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates.	None	Managing Director of Legg Mason & Co. (since 2005); Officer and Trustee/Director of 165 funds associated with LMPFA or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer of LMPFA (since 2006); President and Chief Executive Officer of Smith Barney Fund Management LLC and Citi Fund Management Inc. (formerly registered investment advisers) (since 2002); formerly: Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (prior to 2005).

The following paragraphs are added to the section of each fund’s Statement of Additional Information titled “Management of the Fund(s)”:

Mr. Gerken is considered to be an interested person, as defined in the 1940 Act, of the Corporation/Trust on the basis of his employment with the adviser or its affiliated entities (including the fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as his ownership of Legg Mason, Inc. stock.

Mr. Gerken has the following specific experience, qualifications, attributes and/or skills: investment management experience as an executive and leadership roles within Legg Mason, Inc. and affiliated entities.

The following supplements the information contained in the table showing the Directors’/Trustees’ ownership of shares of the funds in the section of each fund’s Statement of Additional Information titled “Management of the Fund(s)”:

The following table shows Mr. Gerken’s ownership of shares of each of the funds and of all the Legg Mason Funds served by him as Director/Trustee as of December 31, 2010:

INTERESTED DIRECTORS/TRUSTEES

Name of Director/Trustee	Dollar Range of Equity Securities in ($):		Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Director/Trustee ($)
Gerken, R. Jay	LM Batterymarch U.S. Small Cap. Equity Port.	0	Over 100,000
	LM Batterymarch Emerging Markets Trust	0
	LM Batterymarch International Equity Trust	50,001 – 100,000
	LM Capital Management Opportunity Trust	50,001 – 100,000
	LM BW Diversified Large Cap Value Fund	0
	LM BW Global Opportunities Bond Fund	0
	LM BW International Opportunities Bond Fund	0
	LM Manager Select Large Cap Growth Fund	0
	LM Manager Select Large Cap Value Fund	0
	LM Investment Counsel MD Tax-Free Income	0

The following supplements the information contained in the table showing certain information relating to the compensation of the Corporation’s/Trust’s Directors/Trustees in the section of each fund’s Statement of Additional Information titled “Management of the Fund(s)”:

As an interested person of the Corporation/Trust, as defined in the 1940 Act, Mr. Gerken has not, and will not, receive compensation from the Corporation/Trust for his service as a Director/Trustee, but may be reimbursed by Legg Mason for reasonable out-of-pocket travel expenses for attending Board meetings.

Additional Tax Information

The following text is added to, and to the extent inconsistent herewith, supersedes, the information in the section of each fund’s Statement of Additional Information titled “Additional Tax Information”:

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“non-U.S. shareholder”), depends on whether the income from a fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income from a fund is not effectively connected with your U.S. trade or business, distributions of ordinary income paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. A foreign shareholder generally would be exempt from federal income tax on gain realized on the sale of fund shares and fund distributions of net capital gain (other than gain realized on disposition of U.S. real property interests), unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). Distributions that are designated as “interest-related dividends” or “short-term capital gain dividends” will generally be exempt from such withholding for taxable years of a fund beginning before January 1, 2012. Each fund currently does not expect to designate any distributions as “interest-related dividends” or “short-term capital gain dividends.” If the income from a fund is effectively connected with your U.S. trade or business, you will be subject to federal income tax on such income as if you were a U.S. shareholder. Non-U.S. shareholders must satisfy certain certification and filing requirements to qualify for the exemptions from U.S. withholding tax and for a reduced rate of U.S. withholding tax under income tax treaties. Non-U.S. shareholders should consult their tax advisers with respect to the potential application of these regulations. Beginning in 2013, a withholding tax of 30% will apply to payments of fund dividends and gross proceeds of fund redemptions paid to non-U.S. shareholders, unless such non-U.S. shareholders comply with certain reporting requirements to the Internal Revenue Service and/or the fund as to identifying information (including name, address and taxpayer identification number) of direct and indirect U.S. owners.

Cost Basis Reporting. Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of fund shares, a fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of fund shares, a fund will permit fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, a fund will use a default cost basis method that has not yet been determined. The cost basis method elected by a fund shareholder (or the cost basis method applied by default) for each sale of fund shares may not be changed after the settlement date of each such sale of fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of fund shares will continue to apply to all fund shares acquired through December 31, 2011, and sold on and after that date.

Legg Mason Manager Select Large Cap Growth Fund – Subadvisers and Portfolio Managers

Effective March 1, 2011, Barrett Associates, Inc. is no longer a subadviser of Legg Mason Manager Select Large Cap Growth Fund. All disclosure regarding Barrett Associates, Inc. is deleted from the fund’s Statement of Additional Information. Additionally, the following information is added to, and to the extent inconsistent herewith, supersedes, the information in the section of Legg Mason Manager Select Large Cap Growth Fund’s Statement of Additional Information titled “The Funds’ Manager, Adviser and Subadvisers”.

Legg Mason Capital Management, LLC (formerly, Legg Mason Capital Management, Inc. (“LMCM”), 100 International Drive, Baltimore, Maryland 21202, serves as a subadviser to each fund. LMCM does not currently manage any portion of Large Cap Value’s portfolio.

Robert G. Hagstrom, Jr. serves as portfolio manager for the portion of the assets of Large Cap Growth that are managed by LMCM. Mr. Hagstrom is employed by LMCM.

The table below provides information regarding other accounts for which Robert G. Hagstrom, Jr. has day-to-day management responsibility as of February 28, 2011:

Robert G. Hagstrom, Jr.

As of February 28, 2011:

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Registered Investment Companies	9	1,591,453,297	0	0
Other pooled investment vehicle	5	430,101,807	0	0
Other accounts	11	817,807,647	0	0

As of February 28, 2011, Mr. Hagstrom did not own shares of Large Cap Growth.

Conflicts of Interest

The management of multiple accounts by the portfolio manager may create the potential for conflicts to arise. For example, the portfolio manager makes investment decisions for each account based on the investment guidelines, cash flows, and other factors that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at different times. The portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the fund. Trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the fund maintained its position in the security. A potential conflict may also arise since the portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability. This potential conflict may be heightened where an account is subject to a performance-based fee. The portfolio manager’s personal investing may also give rise to potential conflicts of interest. LMCM has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.

Compensation

The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager’s accounts relative to the S&P 500 Composite Stock Index (with dividends reinvested), the portfolio manager’s performance over various other time periods, the total value of the assets managed by the portfolio manager, the portfolio manager’s contribution to the adviser’s research process, the profitability of LMCM and the portfolio manager’s contribution to profitability, and trends in industry compensation levels and practices.

The portfolio manager is eligible to receive stock options from Legg Mason, Inc. based upon an assessment of the portfolio manager’s contribution to the success of the company, as well as employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

SCHEDULE A

FUND	SAI Date, as supplemented
Legg Mason Charles Street Trust, Inc.
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	April 30, 2010
Legg Mason BW Global Opportunities Bond Fund	April 30, 2010
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch International Equity Trust	April 30, 2010
Legg Mason Batterymarch Emerging Markets Trust	April 30, 2010
Legg Mason Investment Trust, Inc.
Legg Mason Capital Management Opportunity Trust	April 30, 2010
Legg Mason Global Asset Management Trust
Legg Mason BW Diversified Large Cap Value Fund	January 28, 2011
Legg Mason BW International Opportunities Bond Fund	April 30, 2010
Legg Mason Manager Select Large Cap Growth Fund	January 28, 2011
Legg Mason Manager Select Large Cap Value Fund	January 28, 2011
Legg Mason Tax-Free Income Fund
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	July 31, 2010

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